PGIM Select Real Estate Fund
Schedule of Investments as of July 31, 2020 (unaudited)
Description	Shares	Value
Long-Term Investments 99.2%
Common Stocks
Diversified Real Estate Activities 7.7%
Mitsubishi Estate Co. Ltd. (Japan)	39,242	$563,268
Mitsui Fudosan Co. Ltd. (Japan)	74,150	1,151,106
New World Development Co. Ltd. (Hong Kong)	193,503	939,065
Sun Hung Kai Properties Ltd. (Hong Kong)	25,536	310,993
		2,964,432
Health Care REITs 5.7%
Community Healthcare Trust, Inc.	16,438	751,710
Global Medical REIT, Inc.	37,036	440,358
Omega Healthcare Investors, Inc.	14,533	470,578
Primary Health Properties PLC (United Kingdom)	276,805	559,834
		2,222,480
Hotel & Resort REITs 2.6%
Apple Hospitality REIT, Inc.	85,428	753,475
MGM Growth Properties LLC (Class A Stock)	9,205	251,665
		1,005,140
Industrial REITs 31.9%
Americold Realty Trust	35,449	1,430,367
Duke Realty Corp.	25,571	1,027,698
Goodman Group (Australia)	67,004	811,298
Mapletree Industrial Trust (Singapore)	242,000	579,232
Mapletree Logistics Trust (Singapore)	451,717	704,782
Mitsui Fudosan Logistics Park, Inc. (Japan)	161	877,839
Nippon Prologis REIT, Inc. (Japan)	217	745,862
Prologis, Inc.	29,730	3,134,137
Segro PLC (United Kingdom)	96,269	1,221,057
Summit Industrial Income REIT (Canada)	89,571	805,801
Warehouses De Pauw CVA (Belgium)	31,478	1,004,162
		12,342,235
Office REITs 3.8%
Alexandria Real Estate Equities, Inc.	4,840	859,342
alstria office REIT-AG (Germany)*	39,592	591,281
		1,450,623
Real Estate Operating Companies 7.7%
Kojamo OYJ (Finland)	29,008	719,621

PGIM Select Real Estate Fund
Schedule of Investments as of July 31, 2020 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Real Estate Operating Companies (cont’d.)
VGP NV (Belgium)	4,697	$650,208
Vonovia SE (Germany)	24,593	1,596,068
		2,965,897
Residential REITs 21.5%
Canadian Apartment Properties REIT (Canada)	24,691	895,324
Equity LifeStyle Properties, Inc.	33,595	2,295,210
Essex Property Trust, Inc.	2,683	592,246
Ingenia Communities Group (Australia)	298,235	1,017,196
Invitation Homes, Inc.	65,891	1,964,870
Sun Communities, Inc.	4,041	605,867
UDR, Inc.	25,591	926,394
		8,297,107
Retail REITs 9.9%
Agree Realty Corp.	14,256	954,724
British Land Co. PLC (The) (United Kingdom)	121,454	581,446
Japan Retail Fund Investment Corp. (Japan)	789	946,896
Link REIT (Hong Kong)	83,845	648,583
Spirit Realty Capital, Inc.	20,757	715,286
		3,846,935
Specialized REITs 8.4%
Equinix, Inc.	827	649,592
Four Corners Property Trust, Inc.	14,234	358,697
Life Storage, Inc.	8,651	848,923
QTS Realty Trust, Inc. (Class A Stock)	16,042	1,154,222
VICI Properties, Inc.	11,323	245,822
		3,257,256

Total Long-Term Investments (cost $33,616,190)		38,352,105

PGIM Select Real Estate Fund
Schedule of Investments as of July 31, 2020 (unaudited) (continued)
Description	Shares	Value

Short-Term Investment 0.7%
Affiliated Mutual Fund
PGIM Core Ultra Short Bond Fund (cost $272,810)(w)	272,810	$272,810

TOTAL INVESTMENTS 99.9% (cost $33,889,000)		38,624,915
Other assets in excess of liabilities 0.1%		55,383

Net Assets 100.0%		$38,680,298

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:

CVA—Certificate Van Aandelen (Bearer)
REITs—Real Estate Investment Trust

*	Non-income producing security.
(w)	PGIM Investments LLC, the manager of the Fund, also serves as manager of the PGIM Core Ultra Short Bond Fund.
Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).
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